Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory	$ 1,750	$ 1,129
Materials and supplies	3,595	3,035
Prepaid assets	3,698	2,833
Other	3,518	4,160
Other Assets, Current	$ 12,561	$ 11,157